Other reserves (Details) - USD ($) $ in Millions				12 Months Ended			18 Months Ended
		Apr. 29, 2019	Aug. 31, 2017	Oct. 31, 2019		Apr. 30, 2017	Oct. 31, 2018		Sep. 01, 2017
Reconciliation of other reserves [Roll forward]
Return of Value - share consolidation				$ 0.0			$ 0.0
Issue and redemption of B shares				(1,800.0)			(500.0)
Acquisition of the HPE Software business							6,514.2
Reallocation of merger reserve				0.0		$ 0.0	0.0
Other reserve transaction details [Abstract]
Amount recognised in hedging reserve in relation to hedging transactions		$ 1.0		99.6			70.0
Merger reserve				1,739.8			3,724.4
Reserves balance not required for any Returns of Value to shareholders				215.4
Amount expected to be settled in qualifying consideration				184.6
HPE Software Business [Member]
Other reserve transaction details [Abstract]
Merger reserve									$ 6,485.4
Share Premium [Member]
Reconciliation of other reserves [Roll forward]
Return of Value - share consolidation				0.0			0.0
Issue and redemption of B shares			$ (156.7)	0.0		0.0	(156.7)
Acquisition of the HPE Software business							0.0
Reallocation of merger reserve				0.0		0.0	0.0
Other Reserves [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance				4,460.7		1,151.5	501.5
Return of Value - share consolidation				18.7			2.9
Issue and redemption of B shares				0.0			156.7
Hedge accounting	[1]			(122.9)			86.4
Current tax movement on hedging	[1]			23.3			(16.4)
Acquisition of the HPE Software business	[2]						6,485.4
Reallocation of merger reserve				(184.6)	[3]	(650.0)	(2,755.8)	[3]
Ending balance				4,195.2		501.5	4,460.7
Capital Redemption Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance				666.3		163.4	163.4
Return of Value - share consolidation				18.7			2.9
Issue and redemption of B shares		$ 1,800.0	500.0	1,800.0			500.0
Hedge accounting	[1]			0.0			0.0
Current tax movement on hedging	[1]			0.0			0.0
Acquisition of the HPE Software business	[2]						0.0
Reallocation of merger reserve				0.0	[3]	0.0	0.0	[3]
Ending balance				2,485.0		163.4	666.3
Merger Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance				3,724.4		988.1	338.1
Return of Value - share consolidation				0.0			0.0
Issue and redemption of B shares			$ (343.3)	(1,800.0)			(343.3)
Hedge accounting	[1]			0.0			0.0
Current tax movement on hedging	[1]			0.0			0.0
Acquisition of the HPE Software business	[2]						6,485.4
Reallocation of merger reserve				(184.6)	[3]	(650.0)	(2,755.8)	[3]
Ending balance				1,739.8		338.1	3,724.4
Other reserve transaction details [Abstract]
Amount of reallocation reserves settled				2,540.4			2,540.4
Hedging Reserve [Member]
Reconciliation of other reserves [Roll forward]
Beginning balance				70.0		0.0	0.0
Return of Value - share consolidation				0.0			0.0
Issue and redemption of B shares				0.0			0.0
Hedge accounting	[1]			(122.9)			86.4
Current tax movement on hedging	[1]			23.3			(16.4)
Acquisition of the HPE Software business	[2]						0.0
Reallocation of merger reserve				0.0	[3]	0.0	0.0	[3]
Ending balance				$ (29.6)		$ 0.0	$ 70.0

[1]	A debit of $99.6m was recognized in the hedging reserve in relation to hedging transactions entered into in the 12 months ended October 31, 2019 (18 months ended October 31, 2018: $70.0m credit).
[2]	On September 1, 2017, the acquisition of the HPE Software business was completed (note 38). As a result of this a merger reserve was created of $6,485.4m. The acquisition was structured by way of equity consideration; this transaction fell within the provisions of section 612 of the Companies Act 2006 (merger relief) such that no share premium was recorded in respect of the shares issued. The parent company chose to record its investment in the HPE Software business at fair value and therefore recorded a merger reserve equal to the value of the share premium which would have been recorded had section 612 of the Companies Act 2006 not been applicable (i.e. equal to the difference between the fair value of the HPE Software business and the aggregate nominal value of the shares issued).
[3]	In the 12 months ended October 31, 2019, an amount of $184.6m was transferred from the merger reserve to retained earnings. The merger reserve is an unrealized profit until it can be realized by the settlement of the intercompany loan by qualifying consideration. In the 18 months ended October 31, 2018, it was disclosed that $2,755.8m of the merger reserve would be settled in the period. However, as at October 31, 2019, only $2,540.4m of the balance was settled as the balance of $215.4m was not required for any Returns of Value to shareholders. However, the remaining $215.4m and an additional $184.6m is expected to be settled in qualifying consideration during the year ended October 31, 2020 (18 months ended October 31, 2018: $2,540.4m) and as such an equivalent proportion of the merger reserve is considered realized, in accordance with section 3.11(d) of Tech 02/17 and therefore has been transferred to retained earnings. An amount of $650.0m was transferred from the merger reserve to retained earnings in the 12 months ended April 30, 2017.